SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,622,286		$ 1,328,675	$ 5,065,682	$ 3,953,974
Provision of services	533,707		556,647	753,281	993,920
Total revenue	2,155,993		1,885,322	5,818,963	4,947,894
Segment loss (income)				14,480,485	5,654,031
Finance and other costs	366,000		38,632	410,494	85,436
Depreciation				234,403	424,039
Amortization				6,771	8,464
Change in fair value of derivative liability	(1,837,618)		3,575,559	(1,860,107)	2,788,734
Loss on write-off of notes receivable				69,646	18,425
Loss on write down of inventory				15,091	176,422
Net loss for the period	$ 5,169,797	$ 4,721,922	$ 200,194	13,356,783	9,155,551
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods				5,065,682	3,953,974
Provision of services				753,281	993,920
Total revenue				5,818,963	4,947,894
Segment loss (income)				4,873,571	4,488,920
Finance and other costs				403,392	85,436
Depreciation				226,771	412,544
Amortization				6,771	8,464
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory				15,091	176,422
Net loss for the period				5,525,596	5,171,786
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)				9,606,914	1,165,111
Finance and other costs				7,102
Depreciation				7,632	11,495
Amortization
Change in fair value of derivative liability				(1,860,107)	2,788,734
Loss on write-off of notes receivable				69,646	18,425
Loss on write down of inventory
Net loss for the period				$ 7,831,187	$ 3,983,765